Insurance contracts in the financial services segment - Summary of breakdown of insurance revenue (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	¥ 586,115	¥ 554,570
Insurance contracts to which premium allocation approach has not been applied [member]
Disclosure of analysis of insurance revenue [line items]
Expected incurred claims and insurance service expenses	163,182	152,732
Changes in risk adjustments for non-financial risk due to release of risk	26,899	23,466
CSM recognized in profit or loss for services provided	151,841	151,483
Total amounts relating to the changes in the liability for remaining coverage	341,922	327,681
Recovery of insurance acquisition cash flows	109,824	98,234
Insurance revenue	451,746	425,915
Insurance contracts to which premium allocation approach has been applied [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	¥ 134,369	¥ 128,655